IMPAIRMENT (REVERSAL) CHARGE - Property, plant and equipment (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment charges
Impairment (reversal) charge		$ (74.1)	$ 38.9
Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Impairment reversal		74.1
Round Mountain
Impairment charges
Impairment reversal		$ 74.1
Impairment (reversal) charge	$ (74.1)
Impairment reversal on income tax expense	0.7
Carrying amounts of property, plant and equipment	464.5
Estimated long term gold price 2024			$ 2,300	$ 1,700
Estimated long term gold price 2025			2,300	1,700
Estimated long term gold price 2026			2,200	1,700
Estimated long term gold price per ounce			$ 2,000	$ 1,600
Discount rate used in current estimate of value in use			5.02%	5.20%
Compania Minera Mantos de Oro
Impairment charges
Impairment reversal	$ 0.0
Estimated long term oil price 2024			$ 80
Estimated long term oil price 2025			70
Estimated long term oil price 2026			70
Estimated long term oil price per barrel			$ 70
Discount rate used in current estimate of value in use			10.40%